UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Prime Fund

January 31, 2015

1.813076.110

MM-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 45.0%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.4%
Citibank NA
2/6/15 to 3/6/15	0.23%	$ 180,000	$ 180,000
State Street Bank & Trust Co.
6/8/15	0.24 (c)	69,000	69,000
			249,000
London Branch, Eurodollar, Foreign Banks - 2.0%
National Australia Bank Ltd.
3/10/15 to 7/7/15	0.25 to 0.30	347,000	347,000
New York Branch, Yankee Dollar, Foreign Banks - 41.6%
Bank of Montreal
7/14/15 to 8/18/15	0.25 (c)	199,000	199,000
Bank of Montreal Chicago CD Program
4/10/15 to 7/9/15	0.22 to 0.27 (c)	163,000	163,000
Bank of Nova Scotia
3/31/15 to 9/30/15	0.24 to 0.35 (c)	873,000	873,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
2/3/15 to 4/1/15	0.14 to 0.25	468,000	468,000
BNP Paribas New York Branch
3/23/15	0.27	175,000	175,000
Canadian Imperial Bank of Commerce
6/17/15 to 9/11/15	0.24 to 0.33 (c)	352,000	352,000
Credit Agricole CIB
3/3/15 to 5/4/15	0.25 to 0.29	355,000	355,000
Credit Industriel et Commercial
2/4/15 to 2/6/15	0.14 to 0.15	413,000	413,000
Credit Suisse
4/2/15 to 6/11/15	0.32 to 0.35 (c)	309,000	309,000
Mitsubishi UFJ Trust & Banking Corp.
4/14/15	0.28	23,000	23,000
Mizuho Corporate Bank Ltd.
2/17/15 to 5/15/15	0.25 to 0.29	446,000	446,000
Natexis Banques Populaires New York Branch
2/3/15 to 5/4/15	0.14 to 0.31 (c)	902,000	902,000
Rabobank Nederland New York Branch
6/5/15	0.25	175,000	175,000
Certificate of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Royal Bank of Canada
4/9/15 to 11/10/15	0.25 to 0.26% (c)	$ 171,000	$ 171,000
Sumitomo Mitsui Banking Corp.
2/5/15 to 7/15/15	0.24 to 0.35 (c)	900,100	900,100
Sumitomo Mitsui Trust Banking Ltd.
2/9/15 to 6/5/15	0.24 to 0.29	513,000	513,000
Swedbank AB
4/17/15	0.26	100,000	100,000
Toronto-Dominion Bank
2/17/15 to 10/6/15	0.20 to 0.31 (c)	833,000	833,000
			7,370,100
TOTAL CERTIFICATE OF DEPOSIT (Cost $7,966,100)			7,966,100
Financial Company Commercial Paper - 8.6%

Bank of Nova Scotia
8/17/15	0.31	6,000	5,990
Commonwealth Bank of Australia
7/13/15 to 7/22/15	0.26 (c)	830,000	830,000
Credit Agricole CIB
2/2/15	0.07	38,000	38,000
DNB Bank ASA
3/18/15	0.25	34,000	33,989
JPMorgan Securities LLC
4/22/15	0.27 (c)	80,000	80,000
National Australia Bank Ltd.
7/9/15	0.25 (c)	362,000	362,000
Toronto Dominion Holdings (U.S.A.)
2/3/15	0.24	41,000	40,999
Toyota Motor Credit Corp.
2/18/15 to 3/25/15	0.22 to 0.25	128,000	127,972
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $1,518,950)			1,518,950
Other Commercial Paper - 1.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
Caisse centrale Desjardins
3/23/15 to 4/6/15	0.24 to 0.27%
(Cost $218,912)	$ 219,900	$ 218,912
Treasury Debt - 2.9%
U.S. Treasury Obligations - 2.9%
U.S. Treasury Bills
6/25/15	0.16	100,000	99,938
U.S. Treasury Notes
2/28/15 to 9/15/15	0.14 to 0.20	419,000	419,294
TOTAL TREASURY DEBT (Cost $519,232)			519,232
Other Note - 1.3%
Medium-Term Notes - 1.3%
International Bank Reconstruction & Development
10/28/15	0.30	64,000	64,000
Svenska Handelsbanken AB
7/15/15 to 7/27/15	0.32 (b)(c)	166,000	166,000
TOTAL OTHER NOTE (Cost $230,000)			230,000
Variable Rate Demand Note - 0.2%
Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
2/6/15	0.16 (c)
(Cost $33,000)	33,000	33,000
Government Agency Debt - 12.7%
Federal Agencies - 12.7%
Fannie Mae
8/5/15 to 1/26/17	0.14 to 0.18 (c)	387,000	386,957
Federal Home Loan Bank
2/18/15 to 12/23/16	0.10 to 0.35 (c)	1,506,775	1,506,708
Freddie Mac
6/26/15 to 7/17/15	0.16 (c)	355,000	354,985
TOTAL GOVERNMENT AGENCY DEBT (Cost $2,248,650)			2,248,650
Other Instrument - 13.3%
	Yield (a)	Principal Amount (000s)	Value (000s)
Time Deposits - 13.3%
Barclays Bank PLC
2/2/15	0.13%	$ 535,000	$ 535,000
Credit Agricole CIB
2/2/15	0.07	506,000	506,000
DNB Bank ASA
2/2/15	0.07	835,000	835,000
ING Bank NV
2/4/15	0.14	35,000	35,000
Swedbank AB
2/2/15	0.07	445,000	445,000
TOTAL OTHER INSTRUMENT (Cost $2,356,000)			2,356,000
Government Agency Repurchase Agreement - 5.9%
	Maturity Amount (000s)
In a joint trading account at 0.07% dated 1/30/15 due 2/2/15:
(Collateralized by U.S. Government Obligations) #	$ 995,374	995,369
(Collateralized by U.S. Government Obligations) #	49,686	49,686
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $1,045,055)		1,045,055
Treasury Repurchase Agreement - 2.8%

With Federal Reserve Bank of New York at 0.05%, dated 1/30/15 due 2/2/15 (Collateralized by U.S. Treasury Obligations valued at $487,002,138, 3.75%, 8/15/41)
(Cost $487,000)	487,002	487,000
Other Repurchase Agreement - 6.9%
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - 6.9%
With:
Credit Suisse Securities (U.S.A.) LLC at:
0.39%, dated 1/30/15 due 2/2/15 (Collateralized by Corporate Obligations valued at $37,803,757, 1% - 1.83%, 9/17/18 - 4/15/26)	$ 36,001	$ 36,000
0.46%, dated 1/28/15 due 2/4/15 (Collateralized by Corporate Obligations valued at $46,201,662, 1.3% - 3.24%, 4/20/23 - 3/15/44)	44,004	44,000
0.75%, dated:
10/31/14 due 4/2/15 (Collateralized by Corporate Obligations valued at $35,771,805, 0.24% - 1.74%, 4/25/17 - 2/25/39)	34,108	34,000
11/3/14 due 4/8/15 (Collateralized by U.S. Government Obligations valued at $17,543,053, 3.31%, 8/25/26)	17,055	17,000
11/4/14 due 4/10/15 (Collateralized by Corporate Obligations valued at $35,764,895, 0.57% - 1.67%, 10/20/17 - 6/15/45)	34,111	34,000
11/5/14 due 4/6/15 (Collateralized by Corporate Obligations valued at $85,203,318, 0.94% - 5.76%, 5/15/18 - 9/17/31)	81,257	81,000
11/13/14 due 3/19/15 (Collateralized by Corporate Obligations valued at $116,830,724, 0.27% - 7.33%, 3/16/20 - 3/25/37)	108,284	108,000
1/6/15 due 6/5/15 (Collateralized by Corporate Obligations valued at $167,485,076, 0.31% - 7.86%, 12/10/25 - 4/25/37)	155,484	155,000
1/8/15 due 6/8/15 (Collateralized by Corporate Obligations valued at $49,377,372, 0.48% - 4.66%, 7/22/16 - 6/15/44)	47,148	47,000
J.P. Morgan Clearing Corp. at:
0.34%, dated 1/22/15 due 2/6/15 (Collateralized by Equity Securities valued at $38,046,714)	35,011	35,000
0.73%, dated:
10/28/14 due 4/30/15 (Collateralized by Corporate Obligations valued at $66,432,559, 0% - 2.88%, 5/15/19 - 6/15/21)	61,250	61,000
11/7/14 due 4/30/15 (Collateralized by Corporate Obligations valued at $119,772,359, 0.75% - 4.25%, 6/1/18 - 8/15/37)	110,437	110,000
J.P. Morgan Securities, LLC at:
0.16%, dated 1/30/15 due 2/2/15 (Collateralized by Commercial Paper Obligations valued at $17,510,220, 2/13/15 - 5/1/15)	17,000	17,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Securities, LLC at: - continued
0.25%, dated 1/28/15 due 2/4/15 (Collateralized by U.S. Government Obligations valued at $72,101,056, 4.86% - 6.48%, 1/25/38 - 9/25/43)	$ 70,003	$ 70,000
0.73%, dated:
10/24/14 due 4/30/15 (Collateralized by Mortgage Loan Obligations valued at $74,668,538, 0.03% - 5.75%, 11/25/35 - 3/10/39)	69,270	69,000
10/28/14 due 4/30/15 (Collateralized by U.S. Government Obligations valued at $56,631,200, 5.45% - 6.5%, 7/29/49 - 11/29/49)	52,206	52,000
11/18/14 due 4/30/15 (Collateralized by Mortgage Loan Obligations valued at $107,079,105, 0.33% - 0.4%, 9/25/36 - 12/25/46)	99,363	99,000
RBC Capital Markets Co. at:
0.24%, dated 1/21/15 due 2/4/15 (Collateralized by U.S. Government Obligations valued at $21,436,298, 2.47% - 16.09%, 11/15/34 - 9/1/44)	21,002	21,000
0.29%, dated 12/23/14 due 2/6/15 (Collateralized by U.S. Government Obligations valued at $24,492,384, 2.47% - 16.09%, 11/15/34 - 12/25/44)	24,017	24,000
0.38%, dated 12/23/14 due 2/6/15 (Collateralized by Equity Securities valued at $50,781,971)	47,028	47,000
0.4%, dated:
1/7/15 due 2/6/15 (Collateralized by Corporate Obligations valued at $22,686,553, 4.25% - 13%, 6/26/15 - 10/2/43)	21,008	21,000
1/27/15 due 2/6/15 (Collateralized by Mortgage Loan Obligations valued at $7,554,759, 0.3% - 6.53%, 11/15/26 - 2/15/51)	7,001	7,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
RBC Capital Markets Co. at: - continued
0.4%, dated: - continued
1/28/15 due 2/6/15 (Collateralized by Mortgage Loan Obligations valued at $19,359,776, 0.36% - 5.69%, 11/15/26 - 6/13/50)	$ 18,003	$ 18,000
0.42%, dated 1/7/15 due 2/6/15 (Collateralized by Mortgage Loan Obligations valued at $18,200,317, 0.3% - 6.53%, 11/18/30 - 11/25/44)	17,007	17,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $1,224,000)		1,224,000
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $17,846,899)		17,846,899
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(146,127)
NET ASSETS - 100%		$ 17,700,772
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $166,000,000 or 0.9% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Values (Amounts in thousands)
$995,369,000 due 2/02/15 at 0.07%
BNP Paribas Securities Corp.	$ 169,745
Bank of Nova Scotia	16,975
Bank of America NA	163,125
Citibank NA	63,654
Credit Agricole CIB New York Branch	327,190
Credit Suisse Securities (USA) LLC	8,487
HSBC Securities (USA), Inc.	424
ING Financial Markets LLC	84,873
J.P. Morgan Securities, Inc.	47,889
Merrill Lynch, Pierce, Fenner & Smith, Inc.	19,669
Societe Generale	63,654
Wells Fargo Securities LLC	29,684
$ 995,369
$49,686,000 due 2/02/15 at 0.07%
Citibank NA	$ 9,554
Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,458
Societe Generale	12,738
Wells Fargo Securities LLC	22,936
$ 49,686
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2015, the cost of investment securities for income tax purposes was $17,846,899,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Treasury Fund

January 31, 2015

1.813078.110

UST-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 35.9%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 35.9%
U.S. Treasury Bills
3/5/15 to 7/9/15	0.12 to 0.13%	$ 89,500	$ 89,461
U.S. Treasury Notes
2/15/15 to 10/31/16	0.07 to 0.25 (b)	2,031,470	2,036,163
TOTAL TREASURY DEBT (Cost $2,125,624)			2,125,624
Treasury Repurchase Agreement - 63.3%
	Maturity Amount (000s)
In a joint trading account at 0.06% dated 1/30/15 due 2/2/15:
(Collateralized by U.S. Treasury Obligations) #	$ 406,083	406,081
(Collateralized by U.S. Treasury Obligations) #	50,229	50,229
With:
BNP Paribas Securities Corp. at 0.08%, dated:
1/23/15 due 2/6/15 (Collateralized by U.S. Treasury Obligations valued at $218,443,999, 0.75% - 6.25%, 2/15/16 - 8/15/23)	214,164	214,156
1/26/15 due 2/6/15 (Collateralized by U.S. Treasury Obligations valued at $298,468,838, 1% - 3.63%, 11/30/17 - 5/15/44)	290,018	290,000
Federal Reserve Bank of New York at 0.05%, dated 1/30/15 due 2/2/15 (Collateralized by U.S. Treasury Obligations valued at $2,559,010,728, 2.75% - 4.75%, 2/15/41 - 8/15/42)	2,559,011	2,559,000
Wells Fargo Securities, LLC at:
0.09%, dated 1/27/15 due 4/27/15 (Collateralized by U.S. Treasury Obligations valued at $145,451,203, 0.38% - 2.63%, 3/31/16 - 11/15/20)	142,629	142,597
Treasury Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Wells Fargo Securities, LLC at:
0.1%, dated 9/11/14 due 2/9/15 (Collateralized by U.S. Treasury Obligations valued at $56,231,969, 1.25% - 2.38%, 10/31/15 - 5/31/18)	$ 55,023	$ 55,000
0.12%, dated 12/15/14 due 3/16/15 (Collateralized by U.S. Treasury Obligations valued at $27,689,180, 2.63% , 11/15/20)	27,008	27,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $3,744,063)		3,744,063
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $5,869,687)		5,869,687
NET OTHER ASSETS (LIABILITIES) - 0.8%		50,278
NET ASSETS - 100%		$ 5,919,965
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$406,081,000 due 2/02/15 at 0.06%
BNP Paribas Securities Corp.	$ 359,601
HSBC Securities (USA), Inc.	366
J.P. Morgan Securities, Inc.	37,780
Societe Generale	8,334
$ 406,081
$50,229,000 due 2/02/15 at 0.06%
Barclays Capital, Inc.	$ 14,027
Merrill Lynch, Pierce, Fenner & Smith, Inc.	9,832
Societe Generale	26,370
$ 50,229
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2015, the cost of investment securities for income tax purposes was $5,869,687,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Government Fund

January 31, 2015

1.964314.101

GVN-C-GVN-D-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Government Agency Debt - 38.9%
	Yield (a)	Principal Amount (000s)	Value (000s)
Federal Agencies - 38.9%
Fannie Mae
2/11/15 to 4/1/16	0.15 to 0.33% (b)	$ 563	$ 563
Federal Farm Credit Bank
9/19/16	0.16 (b)	100	100
Federal Home Loan Bank
3/5/15 to 12/23/16	0.10 to 0.35 (b)	2,705	2,705
Freddie Mac
2/20/15 to 1/12/17	0.10 to 0.30 (b)	2,912	2,914
TOTAL GOVERNMENT AGENCY DEBT (Cost $6,282)			6,282
Government Agency Repurchase Agreement - 58.9%
	Maturity Amount (000s)
In a joint trading account at:
0.07% dated 1/30/15 due 2/2/15 (Collateralized by U.S. Government Obligations) #	$ 250	250
0.08% dated 1/30/15 due 2/2/15 (Collateralized by U.S. Government Obligations) #	6,486	6,486
With:
BNP Paribas Securities Corp. at:
0.08%, dated 1/20/15 due 2/6/15 (Collateralized by U.S. Government Obligations valued at $188,706, 3% - 6%, 1/1/22 - 1/1/45)	185	185
0.12%, dated 12/3/14 due 2/2/15 (Collateralized by U.S. Government Obligations valued at $128,467, 2.4% - 4%, 5/1/43 - 11/1/44)	125	125
Citibank NA at 0.08%, dated 1/27/15 due 2/3/15:
(Collateralized by U.S. Government Obligations valued at $46,649, 1.75% - 2.75%, 6/20/19 - 12/13/24)	45	45
(Collateralized by U.S. Treasury Obligations valued at $274,437, 0% - 4.75%, 6/30/15 - 2/15/37)	268	268
ING Financial Markets LLC at:
0.09%, dated 1/20/15 due 2/6/15 (Collateralized by U.S. Government Obligations valued at $60,320, 0.88%, 2/22/17)	55	55
0.1%, dated 1/26/15 due 2/6/15 (Collateralized by U.S. Government Obligations valued at $145,774, 0.88%, 2/22/17)	141	141
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at: - continued
0.13%, dated:
12/10/14 due 2/6/15 (Collateralized by U.S. Government Obligations valued at $65,347, 0.88%, 2/22/17)	$ 63	$ 63
12/19/14 due 2/6/15 (Collateralized by U.S. Government Obligations valued at $50,267, 0.88%, 2/22/17)	45	45
J.P. Morgan Securities, LLC at 0.09%, dated 1/20/15 due 2/6/15 (Collateralized by U.S. Government Obligations valued at $239,417, 4%, 8/1/44)	231	231
Merrill Lynch, Pierce, Fenner & Smith at 0.09%, dated:
1/16/15 due 2/6/15 (Collateralized by U.S. Government Obligations valued at $106,907, 3% - 4%, 1/20/42 - 12/20/42)	104	104
1/20/15 due 2/6/15 (Collateralized by U.S. Government Obligations valued at $341,404, 3% - 4%, 1/20/42 - 12/20/42)	334	334
Mizuho Securities U.S.A., Inc. at 0.18%, dated 1/15/15 due 2/6/15 (Collateralized by U.S. Treasury Obligations valued at $25,524, 3.38%, 11/15/19)	25	25
RBC Capital Markets Corp. at:
0.1%, dated 1/15/15 due 2/6/15 (Collateralized by U.S. Government Obligations valued at $62,254, 2.26% - 8%, 9/15/24 - 2/25/45)	61	61
0.12%, dated 12/4/14 due 2/2/15 (Collateralized by U.S. Government Obligations valued at $142,865, 1.31% - 4.5%, 10/1/22 - 11/1/44)	139	139
0.13%, dated 12/15/14 due 2/6/15 (Collateralized by U.S. Government Obligations valued at $97,647, 1.88% - 4.5%, 7/1/27 - 12/1/44)	95	95
Wells Fargo Securities, LLC at:
0.08%, dated:
1/28/15 due 2/4/15 (Collateralized by U.S. Government Obligations valued at $406,855, 3%, 7/15/33)	395	395
1/30/15 due 2/6/15 (Collateralized by U.S. Government Obligations valued at $172,012, 3%, 7/15/33)	167	167
0.13%, dated:
11/6/14 due 2/4/15 (Collateralized by U.S. Government Obligations valued at $83,457, 3%, 7/15/33)	81	81
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Wells Fargo Securities, LLC at: - continued
0.13%, dated:
11/7/14 due 2/5/15 (Collateralized by U.S. Government Obligations valued at $92,729, 3%, 7/15/33)	$ 90	$ 90
11/12/14 due 2/10/15 (Collateralized by U.S. Government Obligations valued at $118,486, 3%, 7/15/33)	115	115
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $9,500)		9,500
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $15,782)		15,782
NET OTHER ASSETS (LIABILITIES) - 2.2%		352
NET ASSETS - 100%		$ 16,134
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amount in thousands)
$250,000 due 2/02/15 at 0.07%
Citibank NA	$ 48
Merrill Lynch, Pierce, Fenner & Smith, Inc.	22
Societe Generale	64
Wells Fargo Securities LLC	116
$ 250
$6,486,000 due 2/02/15 at 0.08%
BNY Mellon Capital Markets LLC	$ 639
Bank of America NA	2,423
Citibank NA	695
Credit Agricole CIB New York Branch	233
HSBC Securities (USA), Inc.	550
Mizuho Securities USA, Inc.	1,946
$ 6,486
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2015, the cost of investment securities for income tax purposes was $15,782,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds: Tax-Exempt Fund

Daily Money Class
Capital Reserves Class

January 31, 2015

1.813077.110

DTE-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 66.0%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.06% 2/6/15, LOC Bayerische Landesbank Girozentrale, VRDN (b)	$ 4,655	$ 4,655
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.03% 2/6/15 (Kimberly-Clark Corp. Guaranteed), VRDN (b)	4,000	4,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.02% 2/2/15, VRDN (b)	5,200	5,200
Univ. of Alabama at Birmingham Hosp. Rev. Series 2012 C, 0.01% 2/6/15, LOC PNC Bank NA, VRDN (b)	23,700	23,700
		37,555
Alaska - 0.9%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.02% 2/6/15, LOC MUFG Union Bank NA, VRDN (b)	40,325	40,325
Alaska Int'l. Arpts. Revs. Series 2009 A, 0.02% 2/6/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)	1,100	1,100
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.02% 2/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	21,800	21,800
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.02% 2/6/15 (ConocoPhillips Co. Guaranteed), VRDN (b)	13,400	13,400
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.03% 2/6/15 (ConocoPhillips Co. Guaranteed), VRDN (b)	13,105	13,105
Series 1994 C, 0.04% 2/6/15 (ConocoPhillips Co. Guaranteed), VRDN (b)	4,500	4,500
		94,230
Arizona - 1.8%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2008 A, 0.01% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	5,000	5,000
Series 2008 B, 0.02% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	11,700	11,700
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 F, 0.02% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	11,110	11,110
(Catholic Healthcare West Proj.):
Series 2005 B, 0.04% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	4,310	4,310
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Health Facilities Auth. Rev.: - continued
(Catholic Healthcare West Proj.): - continued
Series 2008 A, 0.03% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	$ 22,000	$ 22,000
Series 2008 B, 0.03% 2/6/15, LOC PNC Bank NA, VRDN (b)	16,200	16,200
Series 2009 F, 0.02% 2/6/15, LOC Mizuho Corporate Bank Ltd., VRDN (b)	12,050	12,050
BB&T Muni. Trust Participating VRDN Series BBT 08 09, 0.02% 2/6/15 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	18,300	18,300
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.02% 2/6/15 (Liquidity Facility Wells Fargo & Co.) (b)(e)	4,040	4,040
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 0.22% 2/6/15, VRDN (b)	1,500	1,500
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.04% 2/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	5,000	5,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.26% 2/6/15, VRDN (b)	1,300	1,300
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.04% 2/6/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)	3,800	3,800
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.04% 2/6/15 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,000	5,000
Series EGL 06 0141, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	20,700	20,700
Series EGL 06 14 Class A, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	11,200	11,200
Series EGL 07 0012, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	14,850	14,850
Series MS 3078, 0.02% 2/6/15 (Liquidity Facility Cr. Suisse AG) (b)(e)	4,500	4,500
Series ROC II R 11980 X, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	2,100	2,100
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.03% 2/6/15, LOC Bank of America NA, VRDN (b)	4,970	4,970
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.03% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	5,000	5,000
		184,630
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - 3.1%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2007 A2, 0.02% 2/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	$ 19,000	$ 19,000
California Edl. Facilities Auth. Rev. Participating VRDN Series EGL 14 0005, 0.03% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	4,200	4,200
California Enterprise Dev. Auth. (Frank-Lin Distillers Products, Ltd. Proj.) Series 2010, 0.03% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	9,285	9,285
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2005 H, 0.02% 2/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	5,410	5,410
(St. Joseph Health Sys. Proj.) Series 2011 D, 0.01% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	15,200	15,200
Participating VRDN Series Putters 3878 Q, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,600	2,600
Series 2012 C, 0.01% 2/6/15, VRDN (b)	13,000	13,000
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2009 B, 0.02% 2/2/15, LOC MUFG Union Bank NA, VRDN (b)	18,610	18,610
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.04% 2/6/15, LOC Bank of America NA, VRDN (b)	15,300	15,300
California Statewide Cmntys. Dev. Auth. Rev. (SWEEP Ln. Prog.) Series 2007 A, 0.01% 2/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,600	3,600
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.03% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 11766, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	11,370	11,370
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.02% 2/6/15, LOC Citibank NA, VRDN (b)	46,460	46,460
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.05% 2/6/15 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)	1,350	1,350
Series ROC II R 11727, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	4,500	4,500
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2002 A3, 0.01% 2/6/15 (Liquidity Facility Citibank NA), VRDN (b)	10,000	10,000
Series 2002 A5, 0.01% 2/6/15 (Liquidity Facility Citibank NA), VRDN (b)	34,000	34,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series 3655 Z, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 3,500	$ 3,500
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.05% 2/6/15, LOC Bank of America NA, VRDN (b)	10,035	10,035
Rancho Wtr. District Fing. Auth. Rev. Series 2008 B, 0.01% 2/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	5,400	5,400
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.02% 2/6/15, LOC Bank of America NA, VRDN (b)	22,050	22,050
Riverside Elec. Rev. Series 2008 C, 0.01% 2/6/15, LOC Bank of America NA, VRDN (b)	4,000	4,000
Sacramento Muni. Util. District Elec. Rev. Series 2012 M, 0.01% 2/6/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)	5,900	5,900
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 2903Z, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,315	6,315
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.03% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	1,405	1,405
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.02% 2/6/15, LOC Freddie Mac, VRDN (b)	7,900	7,900
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-2, 0.01% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	5,410	5,410
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2010 B, 0.02% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	22,265	22,265
Univ. of California Revs. Participating VRDN:
Putters 3668Z, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	10,000	10,000
Series Putters 3365, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,055	4,055
		325,120
Colorado - 0.5%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.01% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	5,200	5,200
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,060	3,060
Colorado Univ. Co. Hosp. Auth. Rev. Series 2011 A, 0.01% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	19,630	19,630
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.1% 2/6/15, LOC BNP Paribas SA, VRDN (b)	$ 2,900	$ 2,900
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.02% 2/6/15, LOC Bank of America NA, VRDN (b)	10,425	10,425
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series RBC O 70, 0.02% 2/6/15 (Liquidity Facility Royal Bank of Canada) (b)(e)	7,200	7,200
		48,415
Connecticut - 0.2%
Connecticut Health & Edl. Facilities Auth. Rev. (Yale Univ. Proj.) Series X2, 0.01% 2/6/15, VRDN (b)	16,480	16,480
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.2% 2/6/15, VRDN (b)	3,500	3,500
Series 1999 A, 0.15% 2/6/15, VRDN (b)	3,000	3,000
		6,500
District Of Columbia - 1.2%
District of Columbia Gen. Oblig. Participating VRDN Series MS 4301, 0.03% 2/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	9,000	9,000
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.035% 2/6/15, LOC Freddie Mac, VRDN (b)	3,400	3,400
District of Columbia Income Tax Rev. Participating VRDN:
Series BC 13 15U, 0.04% 2/6/15 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,200	4,200
Series EGL 14 0039, 0.03% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	6,190	6,190
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.01% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	11,430	11,430
(American Univ. Proj.) Series 2008, 0.03% 2/2/15, LOC JPMorgan Chase Bank, VRDN (b)	7,600	7,600
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.03% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	9,200	9,200
(The AARP Foundation Proj.) Series 2004, 0.03% 2/6/15, LOC Bank of America NA, VRDN (b)	11,500	11,500
(The Pew Charitable Trust Proj.) Series 2008 A, 0.02% 2/6/15, LOC PNC Bank NA, VRDN (b)	2,900	2,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.02% 2/6/15, LOC Branch Banking & Trust Co., VRDN (b)	$ 3,800	$ 3,800
(Washington Drama Society, Inc. Proj.) Series 2008, 0.02% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	23,900	23,900
District of Columbia Univ. Rev.:
(American Univ. Proj.) Series 2006 B, 0.02% 2/6/15, LOC Royal Bank of Canada, VRDN (b)	12,100	12,100
(Georgetown Univ. Proj.) Series 2007 B1, 0.02% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	2,850	2,850
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2009 D1, 0.01% 2/6/15, LOC TD Banknorth, NA, VRDN (b)	8,900	8,900
Series 2009 D2, 0.01% 2/2/15, LOC TD Banknorth, NA, VRDN (b)	10,500	10,500
		127,470
Florida - 1.9%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.04% 2/6/15, LOC Freddie Mac, VRDN (b)	6,640	6,640
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 14 0008, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	29,585	29,585
Series EGL 7050054 Class A, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	21,840	21,840
Series MS 3059, 0.02% 2/6/15 (Liquidity Facility Cr. Suisse AG) (b)(e)	5,615	5,615
Series Putters 3834 Z, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	10,270	10,270
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.04% 2/6/15 (Liquidity Facility Wells Fargo & Co.) (b)(e)	2,960	2,960
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Tuscany Pointe Apts. Proj.) Series 2005 D, 0.02% 2/6/15, LOC Fannie Mae, VRDN (b)	850	850
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series RBC 82, 0.02% 2/6/15 (Liquidity Facility Royal Bank of Canada) (b)(e)	5,000	5,000
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.04% 2/6/15, LOC Fannie Mae, VRDN (b)	1,305	1,305
Miami-Dade County Series 2014 A, 0.02% 2/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	18,920	18,920
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
North Broward Hosp. District Rev. Series 2005 A, 0.01% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	$ 9,900	$ 9,900
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.02% 2/6/15, LOC Northern Trust Co., VRDN (b)	27,900	27,900
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.03% 2/6/15, LOC Northern Trust Co., VRDN (b)	8,000	8,000
(Planned Parenthood Proj.) Series 2002, 0.03% 2/6/15, LOC Northern Trust Co., VRDN (b)	2,600	2,600
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.01% 2/6/15, LOC Northern Trust Co., VRDN (b)	13,190	13,190
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	4,000	4,000
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	710	710
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.):
Series 2009 A2, 0.01% 2/6/15, LOC Northern Trust Co., VRDN (b)	2,350	2,350
Series 2009 A3, 0.01% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	7,875	7,875
(Suncoast Hospice Proj.) Series 2004, 0.01% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	1,200	1,200
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.02% 2/6/15, LOC Freddie Mac, VRDN (b)	5,050	5,050
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2009 B, 0.02% 2/2/15, LOC JPMorgan Chase Bank, VRDN (b)	10,000	10,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.04% 2/6/15, LOC Fannie Mae, VRDN (b)	3,815	3,815
		199,575
Georgia - 3.0%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 0.03% 2/6/15, LOC Bank of America NA, VRDN (b)	30,000	30,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.02% 2/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	16,600	16,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.02% 2/6/15, LOC Bank of America NA, VRDN (b)	$ 14,100	$ 14,100
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.03% 2/6/15, LOC Freddie Mac, VRDN (b)	19,675	19,675
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.02% 2/6/15, LOC Branch Banking & Trust Co., VRDN (b)	5,000	5,000
Georgia Gen. Oblig. Participating VRDN Series PZ 271, 0.04% 2/6/15 (Liquidity Facility Wells Fargo & Co.) (b)(e)	10,326	10,326
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One) Series 2008 B, 0.01% 2/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	1,500	1,500
Series 1985 B, 0.02% 2/6/15, LOC Barclays Bank PLC, VRDN (b)	30,230	30,230
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.02% 2/6/15, LOC Branch Banking & Trust Co., VRDN (b)	8,300	8,300
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.03% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	10,010	10,010
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.06% 2/2/15, VRDN (b)	10,500	10,500
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.02% 2/6/15 (Liquidity Facility Royal Bank of Canada), VRDN (b)	146,000	146,000
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.02% 2/6/15, LOC Northern Trust Co., VRDN (b)	16,875	16,875
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.02% 2/6/15, LOC Fannie Mae, VRDN (b)	1,200	1,200
		320,316
Hawaii - 0.1%
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.02% 2/6/15, LOC Freddie Mac, VRDN (b)	7,700	7,700
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	5,550	5,550
		13,250
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - 9.1%
Chicago Board of Ed. Series 2000 B, 0.02% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	$ 40,385	$ 40,385
Chicago Gen. Oblig.:
Series 2003 B, 0.03% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	6,900	6,900
Series 2003 B1, 0.03% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	29,400	29,400
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.02% 2/6/15, LOC Barclays Bank PLC, VRDN (b)	38,400	38,400
Chicago Wtr. Rev.:
Series 2000-1, 0.02% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	6,300	6,300
Series 2004 A1, 0.02% 2/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	22,700	22,700
Series 2004 A2, 0.02% 2/6/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)	21,500	21,500
DuPage County Rev. (Morton Arboretum Proj.) 0.03% 2/6/15, LOC PNC Bank NA, VRDN (b)	42,000	42,000
Illinois Edl. Facilities Auth. Rev.:
(Elmhurst College Proj.) Series 2003, 0.03% 2/6/15, LOC BMO Harris Bank NA, VRDN (b)	2,550	2,550
(Field Museum of Natural History Proj.) Series 2000, 0.03% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	6,700	6,700
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.03% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	32,075	32,075
(Chicago Symphony Orchestra Proj.) Series 2008, 0.02% 2/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	17,150	17,150
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.02% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	12,500	12,500
Series 2008 B2, 0.02% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	12,400	12,400
Series 2008 C, 0.02% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	10,240	10,240
(Illinois College Proj.) 0.02% 2/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	6,280	6,280
(Museum of Science & Industry Proj.) Series 2009 C, 0.03% 2/6/15, LOC PNC Bank NA, VRDN (b)	1,430	1,430
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.02% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	27,300	27,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(OSF Healthcare Sys. Proj.):
Series 2007 E, 0.02% 2/6/15, LOC Barclays Bank PLC, VRDN (b)	$ 70,000	$ 70,000
Series 2009 D, 0.02% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	25,000	25,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.02% 2/6/15, LOC Northern Trust Co., VRDN (b)	24,700	24,700
(Saint Xavier Univ. Proj.) Series 2008, 0.03% 2/6/15, LOC Bank of America NA, VRDN (b)	6,145	6,145
(Spertus Institute of Jewish Studies Proj.) 0.03% 2/6/15, LOC Northern Trust Co., VRDN (b)	31,270	31,270
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.02% 2/6/15, LOC PNC Bank NA, VRDN (b)	15,725	15,725
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 E1, 0.01% 2/2/15, LOC Wells Fargo Bank NA, VRDN (b)	12,625	12,625
(Trinity Int'l. Univ. Proj.) Series 2009, 0.03% 2/6/15, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	8,900	8,900
Participating VRDN:
Series EGL 06 115, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	13,615	13,615
Series EGL 06 118, Class A, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	12,570	12,570
Series Putters 3288Z, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,960	2,960
Series 2007 F, 0.02% 2/6/15, LOC Barclays Bank PLC, VRDN (b)	55,000	55,000
Series 2011 A, 0.01% 2/2/15, LOC Bank of America NA, VRDN (b)	42,750	42,750
Series 2011 B, 0.02% 2/6/15, LOC PNC Bank NA, VRDN (b)	10,000	10,000
Illinois Gen. Oblig.:
Series 2003 B, 0.01% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	58,100	58,100
Series 2003 B2:
0.01% 2/6/15, LOC PNC Bank NA, VRDN (b)	17,200	17,200
0.01% 2/6/15, LOC Royal Bank of Canada, VRDN (b)	16,100	16,100
Series 2003 B3, 0.01% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	28,250	28,250
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.03% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	22,100	22,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.02% 2/6/15, LOC Freddie Mac, VRDN (b)	$ 16,900	$ 16,900
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 0.02% 2/6/15, LOC Mizuho Corporate Bank Ltd., VRDN (b)	30,000	30,000
Series 2007 A 2C, 0.02% 2/6/15, LOC Northern Trust Co., VRDN (b)	1,100	1,100
Series 2007 A-2A, 0.02% 2/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	10,600	10,600
Series 2007 A1, 0.02% 2/6/15, LOC Citibank NA, VRDN (b)	57,100	57,100
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.02% 2/6/15, LOC Freddie Mac, VRDN (b)	6,100	6,100
Univ. of Illinois Rev.:
(UIC South Campus Dev. Proj.) Series 2008, 0.02% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	1,735	1,735
Series 2008, 0.02% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	33,665	33,665
		966,420
Indiana - 1.9%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 26, 0.02% 2/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	2,000	2,000
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.02% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	22,000	22,000
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.02% 2/6/15 (Archer Daniels Midland Co. Guaranteed), VRDN (b)	6,200	6,200
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.02% 2/6/15, LOC Mizuho Corporate Bank Ltd., VRDN (b)	28,550	28,550
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.02% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	22,000	22,000
Series 2008 B, 0.01% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	18,450	18,450
Series 2008 G, 0.01% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	1,500	1,500
Series 2008 H, 0.03% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	12,000	12,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.): - continued
Series 2008 I, 0.02% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	$ 11,120	$ 11,120
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 B, 0.01% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	3,300	3,300
Indiana Fin. Auth. Rev.:
(Ascension Health Proj.) Series 2008 E8, 0.02% 2/6/15, VRDN (b)	12,200	12,200
Participating VRDN Series BBT 08 12, 0.02% 2/6/15 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	11,575	11,575
Series 2008 E7, 0.02% 2/6/15, VRDN (b)	1,000	1,000
Series 2008, 0.03% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	4,700	4,700
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series ROC II R 11160, 0.03% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	13,785	13,785
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.02% 2/6/15, LOC Bank of Nova Scotia, VRDN (b)	26,500	26,500
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.03% 2/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,800	1,800
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.02% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	6,300	6,300
		204,980
Iowa - 1.4%
Iowa Fin. Auth. Health Facilities Rev.:
(Iowa Health Sys. Proj.) Series 2009 B, 0.02% 2/2/15, LOC JPMorgan Chase Bank, VRDN (b)	35,290	35,290
Series 2013 B1, 0.02% 2/6/15, LOC MUFG Union Bank NA, VRDN (b)	8,670	8,670
Series 2013 B2, 0.03% 2/6/15, LOC MUFG Union Bank NA, VRDN (b)	11,200	11,200
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.02% 2/6/15 (Archer Daniels Midland Co. Guaranteed), VRDN (b)	67,000	67,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Iowa - continued
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.06% 2/6/15, VRDN (b)	$ 18,500	$ 18,500
Iowa Higher Ed. Ln. Auth. Rev. (Univ. of Dubuque Proj.) Series 2007, 0.03% 2/2/15, LOC Fifth Third Bank, Cincinnati, VRDN (b)	4,000	4,000
		144,660
Kentucky - 0.4%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.):
Series 2009 B2, 0.03% 2/2/15, LOC JPMorgan Chase Bank, VRDN (b)	11,700	11,700
Series 2009 B4, 0.02% 2/6/15, LOC Branch Banking & Trust Co., VRDN (b)	5,000	5,000
Louisville & Jefferson County:
Series 2011 A, 0.02% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	15,600	15,600
Series 2013 C, 0.02% 2/6/15, LOC PNC Bank NA, VRDN (b)	8,000	8,000
		40,300
Louisiana - 1.8%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.02% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	15,450	15,450
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.03% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	22,100	22,100
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 0.03% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	5,100	5,100
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.05% 2/6/15, LOC Bank of America NA, VRDN (b)	9,000	9,000
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.21% 2/6/15, VRDN (b)	8,130	8,130
Series 2010 B1, 0.2% 2/6/15, VRDN (b)	7,870	7,870
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.02% 2/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	12,100	12,100
Series 2010 B, 0.02% 2/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	18,200	18,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Saint James Parish Gen. Oblig.: - continued
(NuStar Logistics, L.P. Proj.): - continued
Series 2010, 0.02% 2/6/15, LOC Mizuho Corporate Bank Ltd., VRDN (b)	$ 75,000	$ 75,000
Series 2011, 0.02% 2/6/15, LOC Bank of Nova Scotia, VRDN (b)	20,000	20,000
		192,950
Maine - 0.1%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.02% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	12,550	12,550
Maryland - 0.4%
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 B, 0.01% 2/6/15, VRDN (b)	8,895	8,895
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.02% 2/6/15, LOC MUFG Union Bank NA, VRDN (b)	8,600	8,600
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.03% 2/6/15, LOC Bank of America NA, VRDN (b)	20,100	20,100
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev.:
(Oak Mill II Apts. Proj.) Series 2010 B, 0.03% 2/6/15, LOC Bank of America NA, VRDN (b)	4,150	4,150
Series 2004 C, 0.03% 2/6/15, LOC TD Banknorth, NA, VRDN (b)	4,240	4,240
		45,985
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.05% 2/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	21,000	21,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	8,000	8,000
Series EGL 14 0045, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
Series RBC O 72, 0.02% 2/6/15 (Liquidity Facility Royal Bank of Canada) (b)(e)	8,540	8,540
Massachusetts St. Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,200	1,200
		41,740
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Michigan - 0.8%
Central Michigan Univ. Rev. Series 2008 A, 0.03% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	$ 5,600	$ 5,600
Grand Traverse County Hosp. Series 2011 B, 0.04% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	5,000	5,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.03% 2/6/15, LOC Bank of America NA, VRDN (b)	14,050	14,050
Michigan Bldg. Auth. Rev. Participating VRDN Series EGL 14 0028, 0.03% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	12,700	12,700
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.):
Series 2008 B1, 0.02% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	16,095	16,095
Series 2008 B2, 0.02% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	23,015	23,015
Participating VRDN Series ROC II R 11676, 0.03% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	8,650	8,650
		85,110
Minnesota - 0.6%
Edina Multi-family Rev. (Edina Park Plaza Proj.) Series 1999, 0.03% 2/6/15, LOC Freddie Mac, VRDN (b)	4,040	4,040
Hennepin County Gen. Oblig. Series 2013 C, 0.02% 2/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	11,500	11,500
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.):
Series 2007 C1, 0.01% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	16,875	16,875
Series 2009 B2, 0.02% 2/2/15, LOC JPMorgan Chase Bank, VRDN (b)	7,150	7,150
Minnesota Gen. Oblig. Participating VRDN Series Putters 3845, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,400	3,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.02% 2/6/15, LOC Fannie Mae, VRDN (b)	15,950	15,950
Oak Park Heights Multi-family Rev. 0.02% 2/6/15, LOC Freddie Mac, VRDN (b)	7,015	7,015
		65,930
Mississippi - 0.8%
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.) Series 2007 A, 0.01% 2/2/15 (Chevron Corp. Guaranteed), VRDN (b)	52,790	52,790
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Dev. Bank Spl. Oblig.:
(Harrison County Proj.) Series 2008 A2, 0.03% 2/6/15, LOC Bank of America NA, VRDN (b)	$ 3,375	$ 3,375
Participating VRDN Series Solar 06 0153, 0.02% 2/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	18,140	18,140
Mississippi Gen. Oblig. Participating VRDN:
Series ROC II R 14027, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	7,360	7,360
Series ROC II-R 11987, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	6,300	6,300
		87,965
Missouri - 0.4%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series EGL 07 0001, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	10,470	10,470
Series Putters 3929, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Proj.) Series 2003 C3, 0.02% 2/6/15, VRDN (b)	15,300	15,300
St. Charles County Pub. Wtr. Sup Series 2011, 0.02% 2/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	18,465	18,465
		47,020
Nebraska - 0.2%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 B, 0.03% 2/6/15 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)	24,215	24,215
Nevada - 2.7%
Clark County Arpt. Rev.:
Series 2008 D 2A, 0.02% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	6,900	6,900
Series 2008 D 2B, 0.02% 2/6/15, LOC Royal Bank of Canada, VRDN (b)	46,850	46,850
Series 2008 D1, 0.02% 2/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	4,000	4,000
Series 2008 D3, 0.02% 2/6/15, LOC Bank of America NA, VRDN (b)	38,100	38,100
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	3,940	3,940
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.02% 2/6/15, LOC MUFG Union Bank NA, VRDN (b)	17,150	17,150
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 6,000	$ 6,000
Series Putters 3489Z, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	11,965	11,965
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN 0.02% 2/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	10,115	10,115
Reno Cap. Impt. Rev. Series 2005 A, 0.03% 2/6/15, LOC Bank of America NA, VRDN (b)	55,725	55,725
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.02% 2/6/15, LOC MUFG Union Bank NA, VRDN (b)	2,600	2,600
Series 2008 B, 0.02% 2/6/15, LOC MUFG Union Bank NA, VRDN (b)	40,875	40,875
Series 2009 A, 0.02% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	22,170	22,170
Series 2009 B, 0.02% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	13,625	13,625
		280,015
New Jersey - 0.8%
JPMorgan Chase:
NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.04% 2/2/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	39,100	39,100
Series Putters 4462, 0.04% 2/2/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	17,500	17,500
Participating VRDN Series Putters 4464, 0.04% 2/2/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,900	7,900
New Jersey Health Care Facilities Fing. Auth. Rev. (Meridian Health Sys. Proj.) Series 2003 A, 0.01% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	12,750	12,750
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.16% 2/6/15, VRDN (b)	7,100	7,100
		84,350
New Mexico - 0.1%
New Mexico Fin. Auth. Trans. Rev. Series 2008 A1, 0.01% 2/6/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)	5,175	5,175
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - 16.7%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.09% 2/6/15, LOC KeyBank NA, VRDN (b)	$ 700	$ 700
Nassau Health Care Corp. Rev. Series 2009 D1, 0.02% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	5,400	5,400
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 14 0013, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,350	3,350
Series ROC II R 14045, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
Series 1995 B9, 0.02% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	29,100	29,100
Series 2004 A3, 0.03% 2/6/15, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	4,000	4,000
Series 2004 H2 0.02% 2/6/15, LOC California Pub. Employees Retirement Sys., VRDN (b)	5,500	5,500
Series 2004 H3, 0.02% 2/6/15, LOC California Pub. Employees Retirement Sys., VRDN (b)	15,850	15,850
Series 2004 H6, 0.01% 2/6/15, LOC Bank of America NA, VRDN (b)	16,095	16,095
Series 2004 H8, 0.01% 2/6/15 (Liquidity Facility Bank of America NA), VRDN (b)	4,400	4,400
Series 2006 E3, 0.01% 2/6/15, LOC Bank of America NA, VRDN (b)	1,800	1,800
Series 2006 E4, 0.01% 2/6/15, LOC Bank of America NA, VRDN (b)	15,290	15,290
Series 2006 I3, 0.02% 2/2/15, LOC Bank of America NA, VRDN (b)	11,000	11,000
Series 2006 I7, 0.02% 2/6/15, LOC Bank of America NA, VRDN (b)	7,500	7,500
Series 2008 J10, 0.01% 2/6/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	66,735	66,735
Series 2009 B3, 0.01% 2/6/15, LOC TD Banknorth, NA, VRDN (b)	16,200	16,200
Series 2010 G4, 0.02% 2/6/15 (Liquidity Facility Barclays Bank PLC), VRDN (b)	40,200	40,200
Series 2011 A4, 0.02% 2/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	11,500	11,500
Series 2012 G3, 0.02% 2/6/15 (Liquidity Facility Citibank NA), VRDN (b)	95,100	95,100
Series 2013 A4, 0.01% 2/6/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	29,910	29,910
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series H2, 0.03% 2/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	$ 2,000	$ 2,000
New York City Health & Hosp. Corp. Rev.:
Series 2008 D, 0.01% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	300	300
Series 2008 E, 0.02% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	5,600	5,600
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(245 East 124th Street Proj.) Series 2008 A, 0.01% 2/6/15, LOC Freddie Mac, VRDN (b)	5,500	5,500
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.01% 2/6/15, LOC Freddie Mac, VRDN (b)	14,100	14,100
Series 2013 A, 0.01% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	6,600	6,600
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(1133 Manhattan Ave. Dev. Proj.) Series 2012 A, 0.02% 2/6/15, LOC Freddie Mac, VRDN (b)	13,330	13,330
(James Tower Dev. Proj.) Series 2002 A, 0.01% 2/6/15, LOC Fannie Mae, VRDN (b)	14,300	14,300
(Queenswood Apts. Proj.) Series 2001 A, 0.02% 2/6/15, LOC Freddie Mac, VRDN (b)	9,500	9,500
Series 2009 A, 0.01% 2/6/15, LOC Freddie Mac, VRDN (b)	12,800	12,800
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.03% 2/6/15, LOC Lloyds Bank PLC, VRDN (b)	36,650	36,650
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BC 10 29W, 0.03% 2/6/15 (Liquidity Facility Barclays Bank PLC) (b)(e)	10,000	10,000
Series BC 13 3WX, 0.03% 2/6/15 (Liquidity Facility Barclays Bank PLC) (b)(e)	6,400	6,400
Series EGL 06 69 Class A, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	16,270	16,270
Series Putters 3223, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	330	330
Series Putters 3496Z, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,020	7,020
Series ROC II R 11635, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	10,000	10,000
Series ROC II R 11930, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	9,715	9,715
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2001 F1, 0.02% 2/2/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	$ 16,365	$ 16,365
Series 2008 B1, 0.01% 2/6/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	24,000	24,000
Series 2008 BB2, 0.01% 2/2/15 (Liquidity Facility Bank of America NA), VRDN (b)	58,450	58,450
Series 2009 BB2, 0.03% 2/2/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	12,300	12,300
Series 2011 DD, 0.03% 2/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	20,450	20,450
Series 2012 B, 0.01% 2/2/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	18,000	18,000
Series 2014 AA, 0.03% 2/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	59,500	59,500
Series 2014 BB1, 0.01% 2/2/15 (Liquidity Facility Bank of America NA), VRDN (b)	33,650	33,650
Series 2015 BB3, 0.01% 2/6/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	19,750	19,750
Series F2, 0.02% 2/6/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	17,975	17,975
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.03% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	3,600	3,600
Series ROC II R 11903, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	8,000	8,000
Series 1999 A2, 0.02% 2/6/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	24,400	24,400
Series 2001 A, 0.02% 2/6/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	12,300	12,300
Series 2003 A2, 0.02% 2/2/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	12,800	12,800
Series 2003 C1, 0.02% 2/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	4,800	4,800
Series 2013 A, 0.01% 2/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	8,750	8,750
Series 2013 C4, 0.03% 2/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	8,000	8,000
Series C, 0.02% 2/2/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah), VRDN (b)	21,000	21,000
Subseries F5, 0.01% 2/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	23,600	23,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series EGL 14 0016, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	$ 20,485	$ 20,485
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.02% 2/6/15, LOC Bank of America NA, VRDN (b)	120,375	120,375
(College of New Rochelle Proj.) Series 2008, 0.06% 2/6/15, LOC RBS Citizens NA, VRDN (b)	7,400	7,400
(Fordham Univ. Proj.) Series 2008 A2, 0.01% 2/6/15, LOC Bank of America NA, VRDN (b)	36,350	36,350
(Univ. of Rochester Proj.) Series 2008 A1, 0.02% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	64,640	64,640
Participating VRDN:
Series EGL 06 47 Class A, 0.03% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	11,540	11,540
Series EGL 07 0002, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	26,500	26,500
Series EGL 07 0003, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	15,560	15,560
Series EGL 07 0066, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	6,600	6,600
Series ROC II R 11535, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	2,770	2,770
Series ROC II R 11722, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	3,100	3,100
Series ROC II R 11735, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	10,395	10,395
Series ROC II R 11975, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	2,000	2,000
Series 2006 A2:
0.02% 2/6/15, LOC TD Banknorth, NA, VRDN (b)	5,720	5,720
0.02% 2/6/15, LOC TD Banknorth, NA, VRDN (b)	8,130	8,130
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.02% 2/6/15, LOC Fannie Mae, VRDN (b)	18,400	18,400
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.02% 2/6/15, LOC Fannie Mae, VRDN (b)	3,000	3,000
(44th Street Dev. LLC Proj.) Series 2011 A1, 0.01% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	11,485	11,485
(80 DeKalb Ave. Hsg. Proj.) Series 2009 A, 0.03% 2/6/15, LOC Landesbank Hessen-Thuringen, VRDN (b)	2,800	2,800
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.02% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	26,600	26,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Taconic West 17th St. Proj.) Series 2009 A, 0.02% 2/6/15, LOC Fannie Mae, VRDN (b)	$ 46,400	$ 46,400
Series 2008 A, 0.01% 2/6/15, LOC Freddie Mac, VRDN (b)	23,500	23,500
Series 2009 A, 0.02% 2/6/15, LOC Freddie Mac, VRDN (b)	25,200	25,200
Series 2012 A, 0.02% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	6,900	6,900
Series 2012 A1, 0.02% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	14,800	14,800
Series 2013 A:
0.02% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	8,600	8,600
0.02% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	17,000	17,000
Series 2013 A3, 0.02% 2/6/15, LOC Bank of America NA, VRDN (b)	21,575	21,575
Series 2014 A:
0.01% 2/6/15, LOC Bank of New York, New York, VRDN (b)	4,400	4,400
0.01% 2/6/15, LOC PNC Bank NA, VRDN (b)	6,800	6,800
0.01% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	7,900	7,900
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.02% 2/6/15, LOC Bank of America NA, VRDN (b)	10,800	10,800
Series 2003 M1, 0.02% 2/6/15, LOC Bank of America NA, VRDN (b)	24,500	24,500
New York Local Govt. Assistance Corp.:
Series 2008 B, 0.02% 2/6/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	52,255	52,255
Series 2008 B3V, 0.02% 2/6/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	22,500	22,500
Series 2008 B7V, 0.02% 2/6/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	21,100	21,100
Series 2008 BAV, 0.02% 2/6/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	11,700	11,700
New York Metropolitan Trans. Auth. Rev. Series 2005 D1, 0.03% 2/6/15, LOC Landesbank Hessen-Thuringen, VRDN (b)	8,800	8,800
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.03% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	2,500	2,500
New York Urban Dev. Corp. Rev. Series 2008 A1, 0.02% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	19,400	19,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Onondaga County Indl. Dev. Auth. Civic Facility Rev. (Syracuse Research Corp. Facility Proj.) Series 2008 B, 0.02% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	$ 3,240	$ 3,240
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.) Series 2005 B, 0.01% 2/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	5,600	5,600
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN Series Putters 3685, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,200	1,200
Series 2003 B3, 0.01% 2/2/15, LOC Wells Fargo Bank NA, VRDN (b)	3,500	3,500
Series 2005 B2, 0.01% 2/2/15, LOC Wells Fargo Bank NA, VRDN (b)	14,800	14,800
Westchester County Indl. Agcy. Rev. Series 2001, 0.22% 2/6/15, LOC RBS Citizens NA, VRDN (b)	6,045	6,045
		1,765,600
North Carolina - 1.9%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.02% 2/6/15, LOC Bank of America NA, VRDN (b)	12,800	12,800
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series BC 09 43W, 0.04% 2/6/15 (Liquidity Facility Barclays Bank PLC) (b)(e)	7,000	7,000
Series 2002 B, 0.01% 2/6/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	4,000	4,000
Series 2002 C, 0.02% 2/6/15 (Liquidity Facility Bank of America NA), VRDN (b)	11,800	11,800
Series 2006 B, 0.01% 2/6/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	14,035	14,035
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 0.02% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	14,880	14,880
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 0.03% 2/6/15 (Liquidity Facility Bank of America NA), VRDN (b)	5,500	5,500
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.01% 2/6/15, LOC Rabobank Nederland New York Branch, VRDN (b)	10,000	10,000
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.02% 2/6/15, LOC Branch Banking & Trust Co., VRDN (b)	5,075	5,075
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (High Point Univ. Rev.) Series 2006, 0.02% 2/6/15, LOC Branch Banking & Trust Co., VRDN (b)	6,930	6,930
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 14 0051:
0.03% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	$ 22,650	$ 22,650
0.03% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	13,450	13,450
Series Putters 3331, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,250	1,250
Series Putters 3333, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,500	1,500
North Carolina Cap. Impt. Ltd. Participating VRDN Series ROC II R 14028, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	4,000	4,000
North Carolina Ltd. Oblig. Participating VRDN Series ROC 14089, 0.03% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	2,900	2,900
North Carolina Med. Care Commission Health Care Facilities Rev.:
(WakeMed Proj.) Series 2009 C, 0.01% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	3,610	3,610
Participating VRDN:
Series RBC O 39, 0.02% 2/6/15 (Liquidity Facility Royal Bank of Canada) (b)(e)	1,900	1,900
Series ROC II R 11806, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	4,000	4,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.01% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	6,200	6,200
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.03% 2/6/15, LOC Cr. Industriel et Commercial, VRDN (b)	12,200	12,200
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2008 C, 0.02% 2/6/15, LOC Royal Bank of Canada, VRDN (b)	2,950	2,950
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.03% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	32,700	32,700
		201,330
Ohio - 0.6%
Cleveland Arpt. Sys. Rev. Series 2009 D, 0.03% 2/6/15, LOC Bank of America NA, VRDN (b)	1,840	1,840
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.03% 2/6/15, LOC PNC Bank NA, VRDN (b)	14,055	14,055
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Franklin County Hosp. Rev. (U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.02% 2/6/15, LOC Northern Trust Co., VRDN (b)	$ 1,185	$ 1,185
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2007 M, 0.03% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	15,000	15,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.18% 2/6/15, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,600	2,600
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3552, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,440	2,440
Ohio State Univ. Gen. Receipts:
Series 1997, 0.02% 2/6/15, VRDN (b)	3,100	3,100
Series 2010 E, 0.01% 2/6/15, VRDN (b)	11,600	11,600
Series 2014 B1, 0.02% 2/6/15, VRDN (b)	12,000	12,000
		63,820
Oregon - 0.6%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2008 B, 0.02% 2/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,300	3,300
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 90, 0.02% 2/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	5,000	5,000
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series ROC II R 14051, 0.03% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	8,000	8,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.02% 2/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	51,000	51,000
		67,300
Pennsylvania - 1.5%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.03% 2/6/15, LOC PNC Bank NA, VRDN (b)	4,105	4,105
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.03% 2/6/15, LOC PNC Bank NA, VRDN (b)	7,540	7,540
Allegheny County Indl. Dev. Auth. Rev.:
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.03% 2/6/15, LOC PNC Bank NA, VRDN (b)	3,550	3,550
(United Jewish Federation Proj.) Series 1996 A, 0.03% 2/6/15, LOC PNC Bank NA, VRDN (b)	4,300	4,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
BB&T Muni. Trust Participating VRDN Series BBT 08 1, 0.03% 2/6/15 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	$ 1,425	$ 1,425
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.02% 2/6/15, LOC PNC Bank NA, VRDN (b)	1,340	1,340
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.03% 2/6/15, LOC PNC Bank NA, VRDN (b)	5,515	5,515
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.02% 2/6/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	13,360	13,360
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.01% 2/6/15, LOC Citizens Bank of Pennsylvania, VRDN (b)	13,500	13,500
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 0047, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.03% 2/6/15, LOC PNC Bank NA, VRDN (b)	3,500	3,500
Haverford Township School District Series 2009, 0.02% 2/6/15, LOC TD Banknorth, NA, VRDN (b)	900	900
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.03% 2/6/15, LOC PNC Bank NA, VRDN (b)	6,520	6,520
Lower Merion School District Series 2009 B, 0.02% 2/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	6,800	6,800
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.01% 2/6/15, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,340	2,340
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 C, 0.02% 2/6/15, LOC PNC Bank NA, VRDN (b)	1,200	1,200
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,855	2,855
Series ROC II R 11505, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	4,100	4,100
Series ROC II R 14070, 0.03% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	2,000	2,000
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. (St. Josephs Univ. Proj.) Series 2008 A, 0.02% 2/6/15, LOC TD Banknorth, NA, VRDN (b)	4,000	4,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Keystone College Proj.) Series 2001 H5, 0.03% 2/6/15, LOC PNC Bank NA, VRDN (b)	6,050	6,050
(Marywood Univ. Proj.) Series 2005 A, 0.03% 2/6/15, LOC PNC Bank NA, VRDN (b)	3,855	3,855
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.4% 2/6/15, LOC Citizens Bank of Pennsylvania, VRDN (b)	$ 4,600	$ 4,600
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.02% 2/6/15, LOC PNC Bank NA, VRDN (b)	6,060	6,060
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.02% 2/6/15, LOC TD Banknorth, NA, VRDN (b)	7,430	7,430
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.01% 2/6/15, LOC Bank of America NA, VRDN (b)	23,050	23,050
Ridley School District Series 2009, 0.02% 2/6/15, LOC TD Banknorth, NA, VRDN (b)	2,000	2,000
Somerset County Gen. Oblig.:
Series 2009 A, 0.03% 2/6/15, LOC PNC Bank NA, VRDN (b)	7,935	7,935
Series 2009 C, 0.03% 2/6/15, LOC PNC Bank NA, VRDN (b)	650	650
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.02% 2/6/15, LOC PNC Bank NA, VRDN (b)	5,720	5,720
		158,220
Rhode Island - 0.4%
Narragansett Bay Commission Wastewtr. Sys. Rev.:
Participating VRDN Series Solar 07 16, 0.02% 2/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	12,230	12,230
Series 2008 A, 0.02% 2/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	7,900	7,900
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.02% 2/6/15, LOC TD Banknorth, NA, VRDN (b)	6,000	6,000
(Roger Williams Univ. Proj.) Series 2008 B, 0.02% 2/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	19,720	19,720
		45,850
South Carolina - 0.4%
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.02% 2/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	17,600	17,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.05% 2/2/15, VRDN (b)	$ 9,500	$ 9,500
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) 0.03% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	17,925	17,925
		45,025
Tennessee - 1.4%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Catholic Health Initiatives Proj.) Series C, 0.09% 2/6/15, VRDN (b)	3,500	3,500
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.05% 2/6/15, LOC Bank of America NA, VRDN (b)	1,300	1,300
Series 2001, 0.03% 2/2/15, LOC Bank of America NA, VRDN (b)	965	965
Series 2003, 0.03% 2/2/15, LOC Bank of America NA, VRDN (b)	3,900	3,900
Series 2004, 0.03% 2/2/15, LOC Bank of America NA, VRDN (b)	1,500	1,500
Series 2005, 0.03% 2/2/15, LOC Bank of America NA, VRDN (b)	16,300	16,300
Series 2008, 0.03% 2/2/15, LOC Bank of America NA, VRDN (b)	31,500	31,500
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.02% 2/6/15, LOC Branch Banking & Trust Co., VRDN (b)	3,745	3,745
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2011 A, 0.02% 2/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	8,800	8,800
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.03% 2/2/15, LOC Bank of America NA, VRDN (b)	15,505	15,505
Series 2004, 0.03% 2/2/15, LOC Bank of America NA, VRDN (b)	28,645	28,645
Series 2006, 0.03% 2/2/15, LOC Bank of America NA, VRDN (b)	9,500	9,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN:
Series Clipper 06 4, 0.02% 2/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	$ 3,500	$ 3,500
Series Putters 2631, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	20,000	20,000
		148,660
Texas - 3.8%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 0.01% 2/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., LOC Sumitomo Mitsui Banking Corp., VRDN (b)	18,610	18,610
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	4,640	4,640
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.02% 2/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	11,400	11,400
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.07% 2/6/15 (Liquidity Facility Bank of America NA) (b)(e)	8,635	8,635
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.) Series 2004, 0.01% 2/6/15 (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)	4,500	4,500
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.02% 2/6/15, LOC Barclays Bank PLC, VRDN (b)	39,500	39,500
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Mermann Health Sys. Proj.) Series 2013 C, 0.02% 2/6/15, VRDN (b)	11,050	11,050
(YMCA of the Greater Houston Area Proj.) Series 2013 B, 0.03% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	1,140	1,140
Series 2014 D, 0.01% 2/6/15, VRDN (b)	14,305	14,305
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.03% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	4,000	4,000
Houston Arpt. Sys. Rev. Series 2010, 0.02% 2/6/15, LOC Barclays Bank PLC, VRDN (b)	8,000	8,000
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 4081, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,500	7,500
Series Putters 4719, 0.02% 2/6/15 (Liquidity Facility Bank of America NA) (b)(e)	4,905	4,905
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Participating VRDN: - continued
Series ROC II R 11885X, 0.03% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	$ 4,500	$ 4,500
Series ROC II R 12267, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	7,955	7,955
Series 2004 B3, 0.01% 2/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	20,600	20,600
Series 2004 B4, 0.01% 2/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	24,075	24,075
Judson Independent School District Participating VRDN Series MS 06 1859, 0.02% 2/6/15 (Liquidity Facility Wells Fargo & Co.) (b)(e)	3,940	3,940
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.06% 2/6/15 (Liquidity Facility Deutsche Bank AG) (b)(e)	4,600	4,600
Lovejoy Independent School District Participating VRDN Series DB 514, 0.07% 2/6/15 (Liquidity Facility Deutsche Bank AG) (b)(e)	4,600	4,600
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001 A, 0.02% 2/2/15 (Exxon Mobil Corp. Guaranteed), VRDN (b)	24,150	24,150
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.12% 2/2/15, VRDN (b)	5,100	5,100
Series 2010 B, 0.12% 2/2/15, VRDN (b)	8,100	8,100
Series 2010 C, 0.11% 2/2/15, VRDN (b)	18,100	18,100
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2010 A, 0.03% 2/6/15 (Total SA Guaranteed), VRDN (b)	6,000	6,000
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.03% 2/6/15 (Total SA Guaranteed), VRDN (b)	11,700	11,700
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series RBC 075, 0.02% 2/6/15 (Liquidity Facility Royal Bank of Canada) (b)(e)	10,395	10,395
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.02% 2/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	2,270	2,270
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.):
Series 2011 D, 0.03% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	17,500	17,500
Series 2011 E, 0.02% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	9,100	9,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.: - continued
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, 0.02% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	$ 7,800	$ 7,800
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C1, 0.02% 2/6/15, LOC PNC Bank NA, VRDN (b)	33,200	33,200
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.13% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	2,900	2,900
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series MS 3388, 0.03% 2/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	5,000	5,000
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.04% 2/6/15 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,000	2,000
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.03% 2/4/15, LOC Bank of America NA, VRDN (b)	2,150	2,150
Texas Gen. Oblig. Series 2012 A, 0.02% 2/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	9,800	9,800
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.04% 2/6/15 (Liquidity Facility Bank of America NA) (b)(e)	10,000	10,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN:
Series Putters 1646, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	885	885
Series RBC O 71, 0.02% 2/6/15 (Liquidity Facility Royal Bank of Canada) (b)(e)	8,275	8,275
		402,880
Utah - 0.3%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.03% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	1,800	1,800
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2005 A, 0.03% 2/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	18,300	18,300
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.02% 2/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	9,900	9,900
		30,000
Virginia - 0.7%
Cap. Beltway Fdg. Corp. Toll Rev. (I-495 HOT Lanes Proj.) Series 2008 D, 0.01% 2/6/15, LOC Bank of Nova Scotia, VRDN (b)	4,230	4,230
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.02% 2/6/15, LOC Branch Banking & Trust Co., VRDN (b)	$ 3,350	$ 3,350
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.02% 2/6/15, LOC Bank of New York, New York, VRDN (b)	8,400	8,400
Series 2008 D2, 0.02% 2/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	9,850	9,850
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.):
Series 2003 A, 0.01% 2/6/15, VRDN (b)	6,800	6,800
Series 2003 E, 0.01% 2/6/15, VRDN (b)	4,800	4,800
Series 2003 F, 0.01% 2/6/15, VRDN (b)	7,905	7,905
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.08% 2/6/15, LOC Bank of America NA, VRDN (b)	7,505	7,505
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 14 0048, 0.03% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	6,100	6,100
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series Putters 3036, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,365	3,365
Series ROC II R 11923, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	5,795	5,795
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.03% 2/6/15 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,000	5,000
Series Putters 3791Z, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,350	3,350
		76,450
Washington - 1.4%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,285	8,285
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 106, 0.02% 2/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	3,310	3,310
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 0.03% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	7,500	7,500
Series Putters 3941, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,840	6,840
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Swr. Rev. Participating VRDN: - continued
Series ROC II R 11962, 0.02% 2/6/15 (Liquidity Facility Citibank NA) (b)(e)	$ 1,800	$ 1,800
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.04% 2/6/15 (Liquidity Facility Wells Fargo & Co.) (b)(e)	12,655	12,655
Vancouver Hsg. Auth. Rev. Series 2008, 0.01% 2/6/15, LOC Freddie Mac, VRDN (b)	2,505	2,505
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.02% 2/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	2,500	2,500
Series DB 599, 0.07% 2/6/15 (Liquidity Facility Deutsche Bank AG) (b)(e)	9,800	9,800
Series DB 606, 0.08% 2/6/15 (Liquidity Facility Deutsche Bank AG) (b)(e)	5,810	5,810
Series Putters 3856, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,500	8,500
Series Putters 3872, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,000	4,000
Series Putters 4292, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,755	3,755
Series WF 11-16C, 0.03% 2/6/15 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	18,415	18,415
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series Putters 14 0003, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,465	5,465
Series Putters 4480, 0.03% 2/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,200	1,200
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Discovery Heights Apt. Proj.) Series 2010, 0.02% 2/6/15, LOC Freddie Mac, VRDN (b)	19,610	19,610
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.03% 2/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	8,450	8,450
(Kitts Corner Apt. Proj.) Series 2014, 0.03% 2/6/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)	7,000	7,000
(New Haven Apts. Proj.) Series 2009, 0.02% 2/6/15, LOC Fannie Mae, VRDN (b)	3,000	3,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Urban Ctr. Apts. Proj.) Series 2012, 0.03% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	$ 2,500	$ 2,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.02% 2/6/15, LOC Fannie Mae, VRDN (b)	3,750	3,750
		151,650
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.):
Series 2009 A, 0.01% 2/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	21,800	21,800
Series 2009 B, 0.02% 2/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	25,600	25,600
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.02% 2/6/15, LOC Branch Banking & Trust Co., VRDN (b)	22,400	22,400
		69,800
Wisconsin - 0.4%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.03% 2/6/15, LOC JPMorgan Chase Bank, VRDN (b)	12,400	12,400
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Oakwood Village Proj.) Series 2005, 0.02% 2/6/15, LOC BMO Harris Bank NA, VRDN (b)	7,000	7,000
Participating VRDN Series RBC 0 80, 0.02% 2/6/15 (Liquidity Facility Royal Bank of Canada) (b)(e)	2,500	2,500
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Series 2012 C, 0.03% 2/6/15, LOC PNC Bank NA, VRDN (b)	15,725	15,725
		37,625
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.03% 2/6/15, LOC Wells Fargo Bank NA, VRDN (b)	6,250	6,250
TOTAL VARIABLE RATE DEMAND NOTE (Cost $6,973,366)		6,973,366
Other Municipal Debt - 29.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.0%
Alabama Pub. School & College Auth. Rev. Bonds:
Series 2007, 5% 12/1/15	$ 425	$ 442
Series 2009 A, 5% 5/1/15	3,695	3,739
		4,181
Alaska - 0.1%
Anchorage Gen. Oblig.:
Bonds:
Series B, 1.25% 9/1/15	1,510	1,520
Series C, 1.25% 9/1/15	1,795	1,806
Series A1, 0.08% 3/17/15, LOC Wells Fargo Bank NA, CP	5,500	5,500
		8,826
Arizona - 0.2%
Maricopa County Phoenix Union High School District #210 Bonds (School Impt. Proj.) Series 2014 C, 1% 7/1/15	1,100	1,104
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2005, 5% 7/1/15	1,900	1,938
Pima County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2014, 4% 6/1/15	4,860	4,922
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C:
0.08% 4/1/15, CP	5,400	5,400
0.09% 3/18/15, CP	5,400	5,400
		18,764
California - 5.3%
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series 2010 L, 5% 5/1/15	5,260	5,323
California Gen. Oblig. RAN 1.5% 6/22/15	30,000	30,158
California Infra Eco Dev. Bank Rev. Bonds 0.01%, tender 4/1/15 (b)	27,000	27,000
Kern County Gen. Oblig. TRAN 0.5% 6/30/15	109,000	109,170
Los Angeles Cmnty. College District Bonds Series 2015 G, 5% 8/1/15	20,000	20,489
Los Angeles County Gen. Oblig. TRAN 1.5% 6/30/15	51,700	51,991
Los Angeles Dept. of Wtr. & Pwr. Rev.:
0.07% 3/4/15 (Liquidity Facility Wells Fargo Bank NA), CP	4,200	4,200
0.1% 6/18/15 (Liquidity Facility Wells Fargo Bank NA), CP	2,800	2,800
Los Angeles Gen. Oblig. TRAN 1.5% 6/25/15	250,000	251,368
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Gen. Oblig. TRAN 1% 6/30/15	$ 55,000	$ 55,199
San Bernardino County Gen. Oblig. TRAN 2% 6/30/15	6,400	6,449
		564,147
Colorado - 1.1%
Colorado Ed. Ln. Prog. TRAN:
Series 2014 A, 1% 6/29/15	35,400	35,527
Series 2014 B, 1.75% 6/29/15	59,300	59,700
Colorado Gen. Fdg. Rev. TRAN Series A, 1.5% 6/26/15	16,900	16,993
Colorado Health Facilities Auth. Rev. Bonds Series 2011 A, 3.5% 2/1/15	3,400	3,400
		115,620
Connecticut - 0.6%
Connecticut Gen. Oblig. Bonds:
Series 2010 A, 5% 4/1/15	1,000	1,008
Series 2014 C, 2% 6/15/15	15,060	15,163
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Yale Univ. Proj.) Series S2, 0.03% tender 3/5/15, CP mode	4,900	4,900
Fairfield Gen. Oblig. BAN 1% 7/17/15	7,015	7,042
Guilford Gen. Oblig. BAN 1% 8/11/15	5,800	5,826
Hartford County Metropolitan District Gen. Oblig. BAN 1% 3/23/15	22,574	22,601
Univ. of Connecticut Gen. Oblig. Bonds Series 2014 A, 2% 2/15/15	7,600	7,605
		64,145
Delaware - 0.0%
Delaware Gen. Oblig. Bonds Series 2010 B, 5% 7/1/15	1,000	1,020
District Of Columbia - 0.5%
District of Columbia Rev. Bonds Series 2000, 0.07% tender 3/2/15, LOC JPMorgan Chase Bank, CP mode	22,700	22,700
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.08% 3/5/15, LOC JPMorgan Chase Bank, CP	13,255	13,255
0.09% 4/6/15, LOC JPMorgan Chase Bank, CP	6,000	6,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2 A1, 0.05% 3/4/15, LOC Sumitomo Mitsui Banking Corp., CP	5,300	5,300
		47,255
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - 2.3%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008 A, 0.09% tender 2/2/15, LOC Bank of America NA, CP mode	$ 7,540	$ 7,540
Charlotte County School District TAN 0.75% 3/31/15	4,200	4,204
Florida Board of Ed. Lottery Rev. Bonds:
Series 2006 B, 5% 7/1/15	5,305	5,411
Series 2008 B, 5% 7/1/15	4,000	4,080
Series 2010 D, 5% 7/1/15	5,710	5,824
Series 2011 A, 5% 7/1/15	1,000	1,020
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2005 D, 5% 6/1/15	3,595	3,653
Series 2012 B, 5% 6/1/15	5,000	5,080
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 07 30, 0.11%, tender 3/26/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)(f)	5,500	5,500
Florida Gen. Oblig. Bonds:
Series 2009 B, 5% 7/1/15	1,525	1,555
Series 2011 A, 5% 7/1/15	1,280	1,305
Florida Local Govt. Fin. Cmnty.:
Series 2011 A, 0.05% 3/9/15, LOC JPMorgan Chase Bank, CP	10,600	10,600
Series 2011 A1, 0.07% 2/4/15, LOC JPMorgan Chase Bank, CP	7,300	7,300
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.05% 2/26/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,300	5,300
0.07% 4/30/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,110	6,110
0.08% 3/12/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	9,700	9,700
0.11% 2/26/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	7,300	7,300
Jacksonville Elec. Auth. Elec. Sys. Rev. Series C1:
0.04% 2/9/15, CP	4,900	4,900
0.05% 3/4/15, CP	5,100	5,100
Jacksonville Gen. Oblig. Series 2004 A:
0.07% 5/5/15, LOC Barclays Bank PLC, CP	3,900	3,900
0.08% 3/5/15, LOC Barclays Bank PLC, CP	10,500	10,500
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 6, 5% 10/1/15	1,450	1,496
Miami-Dade County School District TAN Series 2014, 1% 2/24/15	80,100	80,146
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County School District TAN 0.75% 6/30/15	$ 21,600	$ 21,656
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds Series 2014 A1, 0.1%, tender 8/28/15 (b)	7,000	7,000
St. Lucie School District TAN Series 2014, 1.5% 3/1/15	6,500	6,507
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.1%, tender 8/28/15 (b)	4,800	4,800
		237,487
Georgia - 0.5%
Georgia Gen. Oblig. Bonds:
Series 1996 B, 4.8% 4/1/15	6,000	6,046
Series 2014 A, 5% 2/1/15	8,300	8,300
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Gen. Resolution Proj.) Series 1985 A, 0.08% tender 3/9/15, LOC Barclays Bank PLC, CP mode	16,500	16,500
Series B, 0.04% 2/18/15, LOC TD Banknorth, NA, CP	14,722	14,722
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 32C, 0.21%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	5,800	5,800
		51,368
Hawaii - 0.0%
Hawaii Gen. Oblig. Bonds Series DR, 5% 6/1/15	1,000	1,016
Idaho - 0.6%
Idaho Gen. Oblig. TAN 2% 6/30/15	64,100	64,594
Illinois - 0.6%
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Bonds Series Solar 06 75, 0.11%, tender 2/19/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)(f)	7,400	7,400
Illinois Fin. Auth. Ed. Rev. Series L:
0.07% 6/3/15, LOC PNC Bank NA, CP	9,100	9,100
0.08% 3/4/15, LOC PNC Bank NA, CP	8,940	8,940
Illinois Fin. Auth. Rev. Bonds:
(Hosp. Sister Svcs. Proj.):
Series 2012 H:
0.06% tender 2/17/15, CP mode	10,900	10,900
0.07% tender 6/3/15, CP mode	6,100	6,100
0.08% tender 2/2/15, CP mode	3,800	3,800
Series 2012 I:
0.08% tender 2/5/15, CP mode	6,100	6,100
0.08% tender 4/7/15, CP mode	4,700	4,700
1% 11/15/15 (a)	1,445	1,453
1% 11/15/15 (a)	205	206
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev. Bonds (Advocate Health Care Proj.) Series 2003 A, 0.13%, tender 7/16/15 (b)	$ 4,485	$ 4,485
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A, 5% 6/15/15	3,495	3,557
		66,741
Indiana - 0.6%
Indiana Fin. Auth. Rev. Bonds:
(Trinity Health Sys. Proj.) Series 2008 D2:
0.07% tender 3/10/15, CP mode	30,900	30,900
0.08% tender 4/1/15, CP mode	12,135	12,135
2% 2/1/15	9,288	9,288
Indianapolis Gas Util. Sys. Rev. 0.09% 5/4/15, LOC JPMorgan Chase Bank, CP	12,200	12,200
		64,523
Kansas - 0.1%
City of Lawrence Kansas Gen. Oblig. BAN Series 2014 l, 5% 5/1/15	425	430
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2014 B, 0.104% 9/1/15 (b)	7,400	7,400
Wichita Gen. Oblig. Bonds Series 811, 4% 6/1/15	6,585	6,669
		14,499
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.2% tender 2/20/15, CP mode	4,000	4,000
Maryland - 0.7%
Baltimore County Gen. Oblig.:
Bonds 2% 8/1/15	2,800	2,826
0.05% 3/4/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	12,300	12,300
0.05% 3/4/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	7,800	7,800
0.06% 2/2/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	15,700	15,700
0.06% 2/9/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	12,100	12,100
Maryland Gen. Oblig. Bonds:
Series 2011 E, 5% 8/1/15	2,200	2,253
Series 2014 C, 5% 8/1/15	5,000	5,120
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.08%, tender 3/2/15 (b)	$ 7,200	$ 7,200
Washington Suburban San. District Bonds 5% 6/1/15	7,500	7,620
		72,919
Massachusetts - 0.7%
Massachusetts Gen. Oblig. RAN Series 2014 A, 1.5% 4/23/15	29,400	29,492
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.25% tender 2/5/15, CP mode	1,300	1,300
0.25% tender 2/19/15, CP mode	1,800	1,800
0.25% tender 3/6/15, CP mode	1,100	1,100
Series 1993 A, 0.25% tender 3/12/15, CP mode	32,700	32,700
Series 1993 B, 0.35% tender 2/26/15, CP mode	8,500	8,500
		74,892
Michigan - 1.0%
Michigan Bldg. Auth. Rev. Series 6, 0.07% 2/19/15, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	27,700	27,700
Michigan Fin. Auth. Rev. Bonds:
Series 2012 A, 5% 7/1/15	4,900	4,999
Series 2013 M1, 0.08%, tender 3/2/15 (b)	4,700	4,700
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 1999 B4, 0.9%, tender 3/16/15 (b)	1,500	1,501
(Trinity Health Sys. Proj.) Series 2008 C:
0.06% tender 2/17/15, CP mode	10,100	10,100
0.07% tender 2/4/15, CP mode	5,900	5,900
0.07% tender 2/5/15, CP mode	12,655	12,655
0.07% tender 2/18/15, CP mode	6,400	6,400
Univ. of Michigan Rev.:
Bonds Series 2009 B:
0.03% tender 2/17/15, CP mode	6,300	6,300
0.04% tender 3/4/15, CP mode	8,000	8,000
Series J1:
0.03% 3/4/15, CP	4,900	4,900
0.04% 4/6/15, CP	6,100	6,100
0.06% 3/5/15, CP	5,500	5,500
		104,755
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 0.4%
Minnesota Gen. Oblig. Bonds:
Series 2008 C, 5% 8/1/15	$ 3,190	$ 3,267
Series 2010 A, 5% 8/1/15	4,725	4,839
Series 2014 B, 4% 8/1/15	7,200	7,338
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	5,200	5,200
Univ. of Minnesota Rev. Series 2005 A:
0.04% 3/3/15, CP	8,900	8,900
0.07% 2/3/15, CP	6,500	6,500
0.07% 2/17/15, CP	3,900	3,900
		39,944
Missouri - 0.0%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Bonds (BJC Health Sys. Proj.) Series 2013 C, 0.09%, tender 8/28/15 (b)	4,700	4,700
Nebraska - 0.5%
Nebraska Pub. Pwr. District Rev. Series A:
0.07% 3/2/15, CP	5,800	5,800
0.08% 2/9/15, CP	5,800	5,800
0.08% 2/18/15, CP	5,900	5,900
0.08% 3/5/15, CP	6,850	6,850
Omaha Pub. Pwr. District Elec. Rev.:
Bonds Series 2011 A:
4% 2/1/15	7,393	7,393
5% 2/1/15	3,000	3,000
Series A:
0.09% 3/10/15, CP	7,500	7,500
0.1% 3/4/15, CP	7,000	7,000
		49,243
Nevada - 0.4%
Clark County Fuel Tax Bonds Series 2008, 5% 11/1/15	1,000	1,035
Clark County School District Bonds:
Series 2006 A, 5% 6/15/15	3,380	3,440
Series 2007 C, 5% 6/15/15	1,000	1,018
Series 2012 A, 5% 6/15/15	3,000	3,054
Series 2013 B, 5% 6/15/15	7,000	7,125
Nevada Unemployment Compensation Fund Spl. Rev. Bonds Series 2013, 4% 6/1/15	5,860	5,935
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.09% 3/5/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	$ 4,700	$ 4,700
Series 2006 B:
0.09% 5/18/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,750	6,750
0.12% 6/4/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	8,200	8,200
		41,257
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B:
0.3% tender 3/6/15, CP mode	4,300	4,300
0.37% tender 2/12/15, CP mode	3,000	3,000
		7,300
New Jersey - 1.3%
Hamilton Township Mercer County BAN Series 2014 B, 1% 6/11/15	7,275	7,296
Hoboken Gen. Oblig. BAN Series 2014 A, 1% 3/18/15	4,400	4,405
JPMorgan Chase:
Bonds:
Series Putters 4465, 0.1%, tender 3/12/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	50,400	50,400
Series Putters 4466, 0.13%, tender 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	39,250	39,250
NA Letter of Credit Bonds:
Series Putters 4460, 0.12%, tender 4/2/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	24,000	24,000
Series Putters 4461, 0.07%, tender 4/23/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	9,600	9,600
Monroe Township Middlesex County Gen. Oblig. BAN 1% 8/6/15	1,900	1,909
		136,860
New Mexico - 0.0%
New Mexico Severance Tax Rev. Bonds Series 2011 A2, 5% 7/1/15	1,000	1,020
New York - 0.7%
JPMorgan Chase Bonds Series Putters 4410, 0.07%, tender 4/23/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	8,155	8,155
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 1E:
0.05% 2/5/15, CP	$ 14,500	$ 14,500
0.06% 3/5/15, CP	4,900	4,900
0.07% 4/6/15, CP	4,900	4,900
New York Dorm. Auth. Personal Income Tax Rev. Bonds Series 2011 E, 5% 8/15/15	2,400	2,463
New York Metropolitan Trans. Auth. Rev.:
Series 2B, 0.08% 2/11/15, LOC Barclays Bank PLC, CP	18,800	18,800
Series 2D:
0.07% 3/10/15, LOC Citibank NA, CP	5,900	5,900
0.09% 2/6/15, LOC Citibank NA, CP	12,200	12,200
		71,818
North Carolina - 0.4%
Board of Governors of the Univ. of North Carolina Series D:
0.06% 2/2/15, CP	5,000	5,000
0.09% 5/18/15, CP	5,000	5,000
Mecklenburg County Gen. Oblig. Bonds 5% 3/1/15	4,935	4,954
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds:
Series 2010 A, 3% 1/1/16	1,120	1,146
Series 2012 B, 5% 1/1/16	1,000	1,042
North Carolina Gen. Oblig. Bonds:
Series 2009 A, 5% 3/1/15	2,425	2,434
Series 2010 A, 5% 5/1/15	6,900	6,982
Series 2010 B, 5% 6/1/15	4,480	4,551
Series 2013 C, 3.5% 5/1/15	8,250	8,319
Wake County Gen. Oblig. Bonds Series 2012 A, 5% 2/1/15	4,000	4,000
		43,428
Ohio - 0.5%
Columbus Gen. Oblig. Bonds:
Series 2014 A, 5% 2/15/16	12,000	12,599
3% 2/15/15	3,900	3,904
Franklin County Hosp. Rev. Bonds Series 2011 C, 0.05%, tender 6/3/15 (b)	3,500	3,500
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.1% tender 2/4/15, CP mode	8,200	8,200
0.1% tender 5/6/15, CP mode	4,600	4,600
0.1% tender 6/3/15, CP mode	7,350	7,350
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.): - continued
Series 2008 B6:
0.1% tender 3/5/15, CP mode	$ 4,800	$ 4,800
0.1% tender 4/6/15, CP mode	7,800	7,800
		52,753
Oklahoma - 0.2%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev.:
Series 2014 A, 0.07% 2/4/15, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500
Series A:
0.04% 2/4/15, LOC State Street Bank & Trust Co., Boston, CP	1,000	1,000
0.07% 2/4/15, LOC State Street Bank & Trust Co., Boston, CP	7,200	7,200
0.08% 2/4/15, LOC State Street Bank & Trust Co., Boston, CP	6,900	6,900
		16,600
Oregon - 0.6%
Oregon Gen. Oblig.:
Bonds:
Series 2014 C, 4% 8/1/15	2,350	2,395
Series WF11 57 C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	5,900	5,900
TAN Series 2014 A, 2% 6/15/15	55,200	55,580
Portland Gen. Oblig. TAN Series 2014, 1.75% 6/24/15	3,330	3,351
		67,226
Pennsylvania - 0.1%
Philadelphia Gen. Oblig. TRAN Series A, 1% 6/30/15	6,100	6,122
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN Series 2014, 2% 7/22/15	4,500	4,540
		10,662
South Carolina - 0.5%
Charleston County School District TAN 1.25% 4/1/15	13,100	13,125
Richland County Gen. Oblig. Bonds (Richland Library Projs.) Series 2014 A, 2% 3/1/15	2,640	2,644
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2014 C, 1.25% 3/2/15 (South Carolina School District Cr. Enhancement Prog. Guaranteed)	$ 36,985	$ 37,019
South Carolina Gen. Oblig. Bonds Series 2010 A, 4% 6/1/15	1,470	1,489
		54,277
Tennessee - 0.0%
Memphis Elec. Sys. Rev. Bonds Series 2010, 5% 12/1/15	4,725	4,914
Texas - 6.6%
Austin Elec. Util. Sys. Rev. Series A:
0.08% 4/2/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	16,500	16,500
0.09% 3/2/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	8,500	8,500
0.09% 3/18/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	8,000	8,000
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds:
Series 2013, 5% 7/1/15	1,400	1,428
Series WF 10 53C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	5,555	5,555
Brownsville Util. Sys. Rev. Series A, 0.11% 2/10/15, LOC Bank of Montreal Chicago CD Prog., CP	4,000	4,000
Fort Bend Independent School District Bonds Series WF 09 49C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	4,925	4,925
Harris County Gen. Oblig.:
Series A1:
0.08% 4/1/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	8,100	8,100
0.08% 4/1/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	260	260
0.09% 2/5/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,000	2,000
0.09% 3/18/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,250	1,250
Series D, 0.08% 3/18/15 (Liquidity Facility JPMorgan Chase Bank), CP	1,700	1,700
TAN Series 2014:
1% 2/27/15	31,000	31,020
2% 2/27/15	3,200	3,204
0.1% 3/18/15 (Liquidity Facility JPMorgan Chase Bank), CP	6,900	6,900
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Metropolitan Trans. Auth.:
Series A1:
0.08% 3/5/15 (Liquidity Facility JPMorgan Chase Bank), CP	$ 21,700	$ 21,700
0.12% 6/10/15 (Liquidity Facility JPMorgan Chase Bank), CP	9,150	9,150
0.13% 6/15/15 (Liquidity Facility JPMorgan Chase Bank), CP	7,400	7,400
Series A3, 0.12% 6/10/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,500	4,500
Houston Gen. Oblig.:
Bonds Series 2010 A, 5% 3/1/15	2,475	2,484
TRAN Series 2014, 1% 6/30/15	3,200	3,212
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A, 0.12% 3/16/15, CP	3,905	3,905
Lower Colorado River Auth. Rev.:
Bonds 5% 5/15/15	9,685	9,819
Series A:
0.05% 3/4/15, LOC JPMorgan Chase Bank, CP	12,500	12,500
0.06% 3/2/15, LOC JPMorgan Chase Bank, CP	5,150	5,150
0.08% 2/2/15, LOC JPMorgan Chase Bank, CP	7,200	7,200
0.07% 2/4/15, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,700	5,700
0.07% 2/4/15, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	23,500	23,500
0.08% 2/4/15, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	10,700	10,700
0.08% 2/4/15, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,500	4,500
McKinney Independent School District Bonds Series 2011, 4% 2/15/15 (Permanent School Fund of Texas Guaranteed)	4,055	4,061
North Texas Tollway Auth. Rev. Bonds Series 2009 D:
0.05% tender 3/10/15, LOC JPMorgan Chase Bank, CP mode	7,800	7,800
0.05% tender 3/11/15, LOC JPMorgan Chase Bank, CP mode	11,600	11,600
Plano Independent School District Bonds Series 2012, 4% 2/15/15 (Permanent School Fund of Texas Guaranteed)	1,985	1,988
Round Rock Independent School District Bonds Series 2005, 5% 8/1/15 (Permanent School Fund of Texas Guaranteed)	2,405	2,462
San Antonio Wtr. Sys. Rev. Bonds Series 2014 A, 2% 5/15/15	3,140	3,156
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.) Series 2013 B, 0.11%, tender 8/28/15 (b)	$ 3,200	$ 3,200
Tarrant Reg'l. Wtr. District Wtr. Rev. Bonds Series 2014, 4% 3/1/15	2,490	2,497
Texas A&M Univ. Rev.:
Bonds:
Series 2011 A, 4% 5/15/15	2,610	2,639
Series 2015 B, 2% 5/15/15 (a)	2,480	2,491
Series 1993 B:
0.06% 2/18/15, CP	7,200	7,200
0.07% 2/18/15, CP	19,400	19,400
0.09% 3/6/15, CP	6,400	6,400
Texas Gen. Oblig.:
Bonds:
Series 2011, 5% 10/1/15	5,400	5,573
Series 2014, 2% 4/1/15	10,300	10,332
TRAN Series 2014, 1.5% 8/31/15	211,500	213,166
Texas Muni. Pwr. Agcy. Rev. Series 2005, 0.08% 2/11/15, LOC Barclays Bank PLC, CP	5,735	5,735
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A, 5% 7/1/15	4,400	4,488
Texas Trans. Commission State Hwy. Fund Rev. Bonds:
Series 2006 A, 4.5% 4/1/15	1,000	1,007
Series 2006, 5% 4/1/15	5,725	5,770
Texas Wtr. Dev. Board Rev. Bonds Series 2013 A, 5% 7/15/15	3,030	3,096
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A:
0.04% 3/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,100	6,100
0.04% 3/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,892	5,892
0.04% 3/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,100	6,100
0.05% 4/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,300	5,300
0.06% 2/9/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,100	4,100
0.06% 2/10/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,600	5,600
0.06% 2/17/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,000	6,000
0.06% 5/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,532	5,532
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A: - continued
0.06% 5/15/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	$ 6,100	$ 6,100
0.07% 2/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,000	6,000
0.07% 2/18/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,700	3,700
0.08% 2/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,000	6,000
0.08% 3/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,900	4,900
0.08% 4/1/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,560	7,560
0.08% 4/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,100	4,100
0.08% 4/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,830	5,830
0.08% 4/7/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,000	6,000
0.09% 2/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,200	6,200
0.09% 2/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,700	4,700
0.09% 2/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,200	6,200
0.09% 2/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,200	6,200
0.09% 3/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	15,000	15,000
0.09% 3/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,983	4,983
		696,920
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 2013 A, 3% 7/1/15	1,615	1,634
Series 2013 B1, 0.09% 4/7/15 (Liquidity Facility JPMorgan Chase Bank), CP	6,200	6,200
Utah Gen. Oblig. Bonds:
Series 2010 A, 5% 7/1/15	4,685	4,779
Series 2011 A, 5% 7/1/15	2,250	2,295
		14,908
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Vermont - 0.1%
Vermont Econ. Dev. Auth. Rev. Series B, 0.07% 5/7/15, LOC JPMorgan Chase Bank, CP	$ 5,100	$ 5,100
Virginia - 0.8%
Fairfax County Gen. Oblig. Bonds Series 2014 B, 1.5% 10/1/15	8,555	8,632
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.1%, tender 8/28/15 (b)	7,700	7,700
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 C, 0.14%, tender 8/28/15 (b)	17,155	17,155
Series 2012 A, 0.1%, tender 8/28/15 (b)	13,100	13,100
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.4% tender 2/17/15, CP mode	1,800	1,800
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
(21st Century College and Equip. Progs.) Series 2014 B, 5% 2/1/15	3,060	3,060
Series 2008 A, 5% 2/1/15	2,300	2,300
Series 2012 A, 5% 9/1/15	4,845	4,981
Virginia Commonwealth Trans. Board Rev. Bonds:
(Trans. Cap. Projs.) Series 2010 A, 5% 5/15/15	5,485	5,561
Series WF 11 93C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	8,620	8,620
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 2014 C, 5% 8/1/15	5,020	5,141
Virginia Pub. School Auth. Bonds:
Series 2008 A, 5% 8/1/15	1,150	1,177
Series XI, 5% 4/15/15	2,000	2,020
		81,247
Washington - 0.3%
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.) Series 2006 A, 5% 7/1/15	2,085	2,127
(Proj. 1) Series 2009 A, 5% 7/1/15	720	734
Series 2005 A, 5% 7/1/15	2,795	2,851
Series 2007 C, 5% 7/1/15	755	770
King County #405 Bellevue Bonds Series 2014, 5% 12/1/15 (Washington Gen. Oblig. Guaranteed)	4,613	4,794
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2010 B, 5% 2/1/15	8,030	8,030
Series 2011 A, 5% 2/1/15	3,310	3,310
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Bonds:
Series 2014 AR, 3% 7/1/15	$ 4,135	$ 4,184
Series R 2012A, 5% 7/1/15	3,040	3,101
		29,901
Wisconsin - 1.0%
Milwaukee Gen. Oblig. Bonds Series 2014 N2, 5% 4/1/15	5,900	5,946
Wisconsin Gen. Oblig.:
Bonds:
Series 2007 1, 5% 5/1/15	6,000	6,072
Series 2011 A, 5% 5/1/15	1,195	1,209
5% 5/1/15	10,350	10,473
Series 2005 A, 0.09% 3/18/15 (Liquidity Facility Bank of New York, New York), CP	18,241	18,241
Series 2006 A:
0.07% 2/5/15 (Liquidity Facility Bank of New York, New York), CP	5,400	5,400
0.07% 2/18/15 (Liquidity Facility Bank of New York, New York), CP	5,800	5,800
Series 2013 A:
0.06% 2/2/15 (Liquidity Facility Bank of New York, New York), CP	7,115	7,115
0.09% 4/6/15 (Liquidity Facility Bank of New York, New York), CP	14,400	14,400
Wisconsin Health & Edl. Facilities Bonds:
Series 2013 B, 0.08%, tender 8/28/15 (b)	4,300	4,300
Series 2014 B1, 0.1%, tender 8/28/15 (b)	5,200	5,200
Wisconsin Trans. Rev.:
Series 1997 A, 0.09% 3/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	9,300	9,300
Series 2006 A, 0.08% 4/1/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	8,684	8,684
Series 2013 A, 0.08% 2/4/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	4,300	4,300
		106,440
TOTAL OTHER MUNICIPAL DEBT (Cost $3,117,270)		3,117,270
Investment Company - 4.5%
	Share	Value (000s)
Fidelity Tax-Free Cash Central Fund, 0.02% (c)(d) (Cost $479,346)	479,346,083	$ 479,346
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,569,982)		10,569,982
NET OTHER ASSETS (LIABILITIES) - 0.0%		734
NET ASSETS - 100%		$ 10,570,716
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $180,305,000 or 1.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	8/8/11	$ 5,555
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Bonds Series Solar 06 75, 0.11%, tender 2/19/15 (Liquidity Facility U.S. Bank NA, Cincinnati)	11/21/13	$ 7,400
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 07 30, 0.11%, tender 3/26/15 (Liquidity Facility U.S. Bank NA, Cincinnati)	12/11/14	$ 5,500
	Acquisition Date	Cost (000s)
Fort Bend Independent School District Bonds Series WF 09 49C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo & Co.)	8/13/09	$ 4,925
JPMorgan Chase Bonds Series Putters 4410, 0.07%, tender 4/23/15 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 8,155
JPMorgan Chase Bonds Series Putters 4465, 0.1%, tender 3/12/15 (Liquidity Facility JPMorgan Chase Bank)	7/17/14	$ 50,400
JPMorgan Chase Bonds Series Putters 4466, 0.13%, tender 5/7/15 (Liquidity Facility JPMorgan Chase Bank)	7/17/14 - 12/10/14	$ 39,250
JPMorgan Chase NA Letter of Credit Bonds Series Putters 4460, 0.12%, tender 4/2/15 (Liquidity Facility JPMorgan Chase Bank)	7/10/14	$ 24,000
	Acquisition Date	Cost (000s)
JPMorgan Chase NA Letter of Credit Bonds Series Putters 4461, 0.07%, tender 2/5/15 (Liquidity Facility JPMorgan Chase Bank)	7/10/14	$ 9,600
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$ 5,900
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 32C, 0.21%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	3/17/11	$ 5,800
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	5/5/11	$ 5,200
Virginia Commonwealth Trans. Board Rev. Bonds Series WF 11 93C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$ 8,620
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 41
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2015, the cost of investment securities for income tax purposes was $10,569,982,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 1, 2015